Related parties	6 Months Ended
Jun. 30, 2020
Related parties
Related parties

11.     Related parties

The supervisory directors of Affimed N.V. received compensation for their services on the supervisory board of €96 and €181  (€100 and €195) in the three and six months ended June 30, 2020 (2019), remuneration of managing directors and other key management personnel amounted to €593 and €1,198  (€708 and €1,414). The payments in the six months ended June 30, 2020 include payments following the death of our former Chief Financial Officer, Florian Fischer, amounting to €120.

The Company recognized share-based payment expenses of €17 and €53  (€19 and €40) for supervisory directors and €361 and €721  (€320 and €723) for managing directors and other key management personnel in the three and six months ended June 30, 2020 (2019).

The following table provides the outstanding balances for management and supervisory board remuneration.

	Outstanding balances
	June 30,	December 31,
	2020	2019
Adi Hoess	0	5
Wolfgang Fischer	0	1
Dr. Thomas Hecht	19	26
Berndt Modig	9	9
Ferdinand Verdonck	11	11
Dr. Ulrich Grau	17	21
Dr. Bernhard Ehmer	16	20
Mathieu Simon	8	9